LEASES - Components of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Operating lease cost	¥ 4,216,897	¥ 3,586,026	¥ 3,055,021
Short-term lease cost	39,941	47,769	41,582
Total	¥ 4,256,838	¥ 3,633,795	¥ 3,096,603